Commitments - Shipbuilding, Operating Leases, and Port Facilities and Other Commitments (Detail) $ in Millions	Nov. 30, 2019 USD ($)
New ship growth capital
Shipbuilding commitments future minimum payments due in 2020	$ 4,811
Shipbuilding commitments future minimum payments due in 2021	3,622
Shipbuilding commitments future minimum payments due in 2022	3,035
Shipbuilding commitments future minimum payments due in 2023	2,011
Shipbuilding commitments future minimum payments due in 2024	49
Shipbuilding commitments future minimum payments due thereafter	1,003
Shipbuilding commitments future minimum payments due	14,531
Port facilities leases
Operating leases future minimum payments due in 2020	145
Operating leases future minimum payments due in 2021	140
Operating leases future minimum payments due in 2022	121
Operating leases future minimum payments due in 2023	137
Operating leases future minimum payments due in 2024	131
Operating leases future minimum payments due thereafter	1,218
Operating leases future minimum payments due	1,892
Other operating leases
Port facilities and other contractual commitments due in 2020	74
Port facilities and other contractual commitments due in 2021	56
Port facilities and other contractual commitments due in 2022	40
Port facilities and other contractual commitments due in 2023	36
Port facilities and other contractual commitments due in 2024	36
Port facilities and other contractual commitments due thereafter	190
Port facilities and other contractual commitments due	432
Other long-term commitments
Other commitments future minimum payments due in 2020	267
Other commitments future minimum payments due in 2021	202
Other commitments future minimum payments due in 2022	75
Other commitments future minimum payments due in 2023	22
Other commitments future minimum payments due in 2024	15
Other commitments future minimum payments due thereafter	25
Other commitments future minimum payments due	607
Leases and other future minimum payments
Leases and other future minimum payments due in 2020	5,297
Leases and other future minimum payments due in 2021	4,020
Leases and other future minimum payments due in 2022	3,272
Leases and other future minimum payments due in 2023	2,206
Leases and other future minimum payments due in 2024	231
Leases and other future minimum payments due thereafter	2,436
Leases and other future minimum payments due	$ 17,463